Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock without par value
Amount Registered | shares	1,160,000
Proposed Maximum Offering Price per Unit	296.915
Maximum Aggregate Offering Price	$ 344,421,400.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,730.92
Offering Note	Amount Registered column is pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares of the Registrant's common stock as may become issuable under the Lithia Motors, Inc. 2013 Amended and Restated Stock Incentive Plan (the "Plan") upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder. Amount Registered column shows the shares being registered consist of 1,160,000 shares available under the Plan pursuant to an increase under the Plan that became effective on April 24, 2025. The Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price is estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The price $296.9150 per share represents the average of the high and low prices of the Registrant's common stock as reported by the New York Stock Exchange on July 29, 2025.